Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2015	121,470
2016	67,998
2017	50,680
2018	26,986
2019	15,285
Later fiscal years	29,465

Total	311,884

Changes in Product Warranty Liability
The changes in product warranty liability for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Balance at beginning of the fiscal year	54,940	67,860	66,776
Additional liabilities for warranties	60,073	55,880	83,959
Settlements (in cash or in kind)	(39,954)	(55,327)	(72,230)
Changes in estimate for pre-existing warranty reserve	(4,397)	(8,198)	(6,070)
Translation adjustment	(2,802)	6,561	7,283

Balance at end of the fiscal year	67,860	66,776	79,718